Other Information (Tables)	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
Schedule of Auditors' Fees
The detail of these amounts is as follows:

	2020			2019
Millions of euros	PwC Auditores, S.L.	Other PwC	Total	PwC Auditores, S.L.	Other PwC	Total
Audit services	11.23	10.40	21.63	6.92	10.62	17.54
Audit-related services	0.62	0.61	1.23	0.73	0.45	1.18
Tax services	—	—	—	—	—	—
All other services (consulting, advisory, etc.)	—	—	—	—	—	—
Total	11.85	11.01	22.86	7.65	11.07	18.72

Schedule of Key Management Personnel Compensation
Set forth below are the amounts established in fiscal year 2020 as fixed amounts for belonging to the Board of Directors, the Executive Commission and the Advisory or Control Committees of Telefónica and the attendance fees for attending meetings of the Advisory or Control Committees of the Board of Directors:

Compensation of the Board of Directors and of the Committees thereof

Amounts in euros
Position	Board of Directors	Executive Commission	Advisory or Control Committees (*)
Chairman	240,000	80,000	22,400
Vice chairman	200,000	80,000	—
Executive Member	—	—	—
Proprietary Member	120,000	80,000	11,200
Independent Member	120,000	80,000	11,200
Other external	120,000	80,000	11,200
(*) In addition, the amount of the attendance fee for each of the meetings of the Advisory or Control Committees is 1,000 euros.
TELEFÓNICA, S.A.
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	1,923,100	—	—	3,111,960	—	5,966	5,041,026
Mr. Isidro Fainé Casas	—	200,000	—	—	80,000	—	280,000
Mr. José María Abril Pérez	—	200,000	9,000	—	91,200	—	300,200
Mr. José Javier Echenique Landiríbar	—	200,000	25,000	—	115,467	—	340,467
Mr. Ángel Vilá Boix	1,600,000	—	—	2,157,600	—	19,440	3,777,040
Mr. Juan Ignacio Cirac Sasturain	—	120,000	10,000	—	12,133	—	142,133
Mr. Peter Erskine	—	120,000	19,000	—	113,600	—	252,600
Ms. Sabina Fluxà Thienemann	—	120,000	4,000	—	3,733	—	127,733
Ms. Carmen García de Andrés	—	120,000	24,000	—	22,400	—	166,400
Ms. María Luisa García Blanco	—	120,000	22,000	—	22,400	—	164,400
Mr. Jordi Gual Solé	—	120,000	20,000	—	22,400	—	162,400
Mr. Peter Löscher	—	120,000	30,000	—	39,200	—	189,200
Mr. Ignacio Moreno Martínez	—	120,000	35,000	—	44,800	—	199,800
Ms. Verónica Pascual Boé	—	120,000	9,000	—	11,200	—	140,200
Mr. Francisco Javier de Paz Mancho	—	120,000	31,000	—	124,800	—	275,800
Mr. Francisco José Riberas Mera	—	120,000	—	—	—	—	120,000
Ms. Claudia Sender Ramírez	—	120,000	10,000	—	11,200	—	141,200
1. Salary: Regarding Mr José María Álvarez-Pallete López and Mr Ángel Vilá Boix, the amount includes the non-variable remuneration earned from their executive functions.
2. Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the Board, regardless of the effective attendance of the member to board meetings.
3. Allowances: Total amount of allowances for attending Advisory or Steering Committee meetings.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2020 and paid in the year 2021. In reference to the bonus corresponding to 2019, which was paid in 2020, Executive Board Member Mr José María Álvarez-Pallete López received 3,447,734 euros and Executive Board Member Mr Ángel Vilá Boix received 2,390,400 euros.
5. Remuneration for belonging to the Board Committees: Amount of items other than allowances, which the directors are beneficiaries through their position on the Executive Committee and the Advisory or Steering Committees, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by Telefónica, S.A.
The following table breaks down the amounts accrued and/or received from other companies of the Telefónica Group other than Telefónica, S.A. individually, by the Board Members of the Company, by the performance of executive functions or by their membership to the Board of Directors of such companies:

OTHER COMPANIES OF THE TELEFÓNICA GROUP
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	—	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	—	—	—	—
Mr. José Javier Echenique Landiríbar	—	158,102	—	—	—	—	158,102
Mr. Ángel Vilá Boix	—	—	—	—	—	—	—
Mr. Juan Ignacio Cirac Sasturain	—	—	—	—	—	—	—
Mr. Peter Erskine	—	30,000	—	—	—	—	30,000
Ms. Sabina Fluxà Thienemann	—	—	—	—	—	—	—
Ms Carmen García de Andrés	—	—	—	—	—	—	—
Ms. María Luisa García Blanco	—	—	—	—	—	—	—
Mr. Jordi Gual Solé	—	—	—	—	—	—	—
Mr. Peter Löscher	—	73,989	—	—	—	—	73,989
Mr. Ignacio Moreno Martínez	—	—	—	—	—	—	—
Ms. Verónica Pascual Boé	—	—	—	—	—	—	—
Mr. Francisco Javier de Paz Mancho	—	285,553	—	—	—	—	285,553
Mr. Francisco José Riberas Mera	—	—	—	—	—	—	—
Ms. Claudia Sender Ramírez	—	—	—	—	—	—	—
1. Salary: Amount of non-variable remuneration earned by the Director from other companies of the Telefónica Group for his/her executive functions.
2. Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the boards of other companies of the Telefónica Group.
3. Allowances: Total amount of the allowances for attending the board meetings of other companies of the Telefónica Group.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2020 and paid in the year 2021 by other companies of the Telefónica Group.
5. Remuneration for belonging to the Board Committees of other companies of the Telefónica Group: Amount of items other than allowances, which the directors are beneficiaries through their position on the Advisory or Steering Committees of other companies of the Telefónica Group, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by other companies of the Telefónica Group.